Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._20__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
--------------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            ___   on (date) pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            _X_   on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PREMIER VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Premier Variable (A Group
                                Variable Annuity Contract for Employer-
                                Sponsored Qualified and Non-Qualified
                                Retirement Plans)

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Deductions Under the
                                Contracts, Mortality and Expense Risks Charge, Other Expenses, Application Fee and Transfer Fee, Contract Administrative Expense, Recordkeeping Expense, Compensation to Sales, Representative, Distribution of the Contract

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits, Withdrawals and
                                Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Premier Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A GROUP VARIABLE ANNUITY CONTRACT

                        FOR EMPLOYER-SPONSORED QUALIFIED

                      AND NON-QUALIFIED RETIREMENT PLANS)

           Issued by Principal Life Insurance Company (the "Company")

                          Prospectus dated May 1, 2005


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. It is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"). The assets of the Separate Account Divisions ("Divisions") are invested in the following underlying mutual funds:

                   Principal Variable Contracts Fund, Inc.
                   ---------------------------------------
 Asset Allocation Account               LargeCap Growth Equity Account
 Balanced Account                       LargeCap Stock Index Account
 Bond Account                           MidCap Account
 Capital Value Account                  MidCap Growth Account
 Diversified International Account      MidCap Value Account
 Equity Growth Account                  Money Market Account
 Equity Income Account                  Real Estate Securities Account
 Government Securities Account          SmallCap Account
 Growth Account                         SmallCap Growth Account
 International Emerging Markets
 Account                                SmallCap Value Account
 International SmallCap Account


This Prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference. Additional information about the Contract, including a Statement of Additional Information ("SAI"), dated May 1, 2005, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is part of this Prospectus. The table of contents of the SAI appears at the end of this Prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

TABLE OF CONTENTS


Glossary of Special Terms...............................................3

Synopsis................................................................3

Expense Table and Example...............................................5

Summary.................................................................7

Condensed Financial Information.........................................9

Description of Principal Life Insurance Company.........................12

Principal Life Insurance Company Separate Account B.....................12

The Underlying Mutual Fund..............................................12

Deductions Under the Contract...........................................17

Other Expenses..........................................................18

Surplus Distribution at Sole Discretion of the Company..................21

The Contract ............................................................22

Statement of Values.....................................................32

Services Available by Telephone.........................................32

Distribution of the Contract............................................33

Performance Calculation.................................................33

Voting Rights...........................................................34

Federal Tax Status......................................................34

Rights Reserved by the Company..........................................39

State Regulation........................................................39

General Information.....................................................39

Table of Contents of the Statement of Additional Information............40

Appendix A..............................................................41

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contract holder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contract holder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTRACT DATE - The date this contract is effective, as shown on the face page of the contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.


EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract to another group annuity contract issued by the Company to the Contractholder.

INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option, or (b) for a married Plan Participant, the joint and one-half survivor variable annuity option.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.


PLAN PARTICIPANT - A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.


SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.

SYNOPSIS


The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between investment options.

      CONTRACTHOLDER TRANSACTION EXPENSES /(1)/
-------------------------------------------------------------------------------
Sales charge imposed on purchase payments (as a        none
percentage of purchase payments)
-------------------------------------------------------------------------------
Maximum contingent deferred sales charge (as a
percentage of amount surrendered)/(2)/                 9.00%
.. guaranteed maximum                                   5.00%
..current
-------------------------------------------------------------------------------
Transaction Fees (as a percentage of amount            .$30 for each
surrendered)                                             unscheduled
.. guaranteed maximum                                     partial surrender
                                                         after the 12th in a
                                                         Contract Year
..current                                               .none
-------------------------------------------------------------------------------
Transfer Fee                                           .$30 for each
.. guaranteed maximum                                     unscheduled
                                                         transfer after the
                                                         12th in a
..current                                                 Contract Year
                                                       .none
-------------------------------------------------------------------------------

/ /

/ //(1)/ The Contractholder must also pay a documentation expense (if applicable) and, if services are provided to multiple employee group locations, a location fee. (See "Other Expenses.")

/(2)/ Surrender charge (as a percentage of amounts surrendered):

              TABLE OF CONTINGENT DEFERRED SALES CHARGE
----------------------------------------------------------------
 NUMBER OF COMPLETED CONTRACT YEARS         CHARGE APPLIED TO ALL
             SINCE EACH                   CONTRIBUTIONS RECEIVED IN
        CONTRIBUTION WAS MADE                 THAT CONTRACT YEAR
 ----------------------------------       -------------------------
    0 (year of purchase payment)                    5.00%
                  1                                 4.25%
                  2                                 3.50%
                  3                                 2.75%
                  4                                 2.00%
                  5                                 1.25%
                  6                                 0.50%
             7 and later                               0%


The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Annual Contract Fee (Contract           $34
Administration Expense/Recordkeeping    /Plan Participant + $1,366 (minimum of
Charge) /(1)/                           $2,250 per plan) of the Balance of the
                                        Plan's Investment Accounts and Outside
                                        Assets).The minimum annual charge is
                                        $3,000.
-------------------------------------------------------------------------------
Separate Account Annual Expenses (as a
percentage of average account value)
.. guaranteed maximum                    1.25%
..current                                0.64%
-------------------------------------------------------------------------------
Flexible Income Option (if elected by   $25 per year
the Owner of Benefits)
-------------------------------------------------------------------------------


/ //(1)/ If benefit plan reports are mailed to the Plan Participants' home address, the $34 charge will be increased to $37. If more than one 401(k) or 401(m) non-discrimination tests are provided by the Company in any Deposit Year, the $34 ($37) per Plan Participant Contract Administration Expense may be increased by 3% for each additional test. If benefit plan reports are mailed monthly instead of quarterly, the $34 ($37) charge will be increased by 24%. (See "Deductions Under the Contract.")

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2004

                                                       MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including management  _____%       _____%
fees and other expenses)
-------------------------------------------------------------------------------


Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2004:

UNDERLYING MUTUAL FUNDS  MANAGEMENT FEES  OTHER EXPENSES   TOTAL EXPENSES/(1)/
-----------------------  ---------------  --------------  ---------------------
 Principal Variable
 Contracts Fund
 Asset Allocation
 Account                 %                      %                      %
 Balanced Account
                                                                    /(2)/
 Bond Account

 Capital Value Account
                                                                    /(2)/
 Diversified
 International Account                                              /(2)/
 Equity Growth Account
                                                                    /(2)/
 Equity Income Account

 Government Securities
 Account
 Growth Account                                                     /(2)/
 International Emerging
 Markets Account                                                      ///(3)(4)/
 International SmallCap
 Account                                                            /(2)/
 LargeCap Growth Equity
 Account                                                              ///(5)/
 LargeCap Stock Index
 Account                                                   (//4//)//(6)(7)/
 MidCap Account
 MidCap Growth Account                                              /(5)/
 MidCap Value Account
                                                                    /(5)/
 Money Market Account

 Real Estate Securities
 Account                                                            /(2)/
 SmallCap Account
                                                                    /(2)/
 SmallCap Growth
 Account                                                            /(5)/
 SmallCap Value Account
                                                                    /(5)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(2)/ Expense ratio without fees paid indirectly.
/ //(3) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit (which increased May 1, 2003).
/ //(4)/ Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2004. With the expense limit, the total annual expenses through April 30, 2004 were: 2.00% for International Emerging Markets Account and 0.40% for LargeCap Stock Index Account.
/ //(5) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/ //(6)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005 so that they will not exceed 0.40% for LargeCap Stock Index Account.
/ //(7) /Expense ratio without the Manager's voluntary expense limit.

Example
This Example is intended to help the Contractholder compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that the Plan Participant invests $10,000 in the contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although actual costs may be higher or lower, based on these assumptions, the costs would be:

(1) If the Owner of Benefits surrenders the contract at the end of the applicable time period:

       SEPARATE ACCOUNT DIVISION          1 YEAR  3 YEARS  5 YEARS   10 YEARS
       -------------------------          ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Asset Allocation Account

 Balanced Account

 Bond Account

 Capital Value Account

 Diversified International Account

 Equity Growth Account

 Equity Income Account

 Government Securities Account

 Growth Account

 International Emerging Markets Account

 International SmallCap Account

 LargeCap Growth Equity Account

 LargeCap Stock Index Account

 MidCap Account

 MidCap Growth Account

 MidCap Value Account

 Money Market Account

 Real Estate Securities Account

 SmallCap Account

 SmallCap Growth Account

 SmallCap Value Account


 * After expense reimbursement

(2) If the Owner of Benefits does not surrender the contract:

                 SEPARATE ACCOUNT DIVISION                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
                 -------------------------                   ------  -------  -------   --------
 Principal Variable Contracts Fund, Inc.
 Asset Allocation Account

 Balanced Account

 Bond Account

 Capital Value Account

 Diversified International Account

 Equity Growth Account

 Equity Income Account

 Government Securities Account

 Growth Account

 International Emerging Markets Account

 International SmallCap Account

 LargeCap Growth Equity Account

 LargeCap Stock Index Account

 MidCap Account

 MidCap Growth Account

 MidCap Value Account

 Money Market Account

 Real Estate Securities Account

 SmallCap Account

 SmallCap Growth Account

 SmallCap Value Account


 * After expense reimbursement

SUMMARY


The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.


CONTRACT OFFERED
The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

The contract is generally available to fund the following types of plans:

1) Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. TDA Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status").

2) Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and nonprofit organizations pursuant to Section 457 of the Code. (See "Federal Tax Status"). Note: The contract is not currently offered to fund governmental 457 Plans in the state of New York.

3) Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

4) Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

The contract will be sold primarily by persons who are insurance agents of or brokers for Principal Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."


CONTRIBUTIONS
The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. The following divisions (subject to state availability) are currently available:

      Asset Allocation                               Government Securities    MidCap Growth
      Balanced                                       Growth                    MidCap Value
      Bond                                           International Emerging    Money Market
                                                     Markets
      Capital Value                                  International SmallCap    Real Estate Securities
      Diversified International                      LargeCap Growth Equity   SmallCap
      Equity Growth                                  LargeCap Stock Index      SmallCap Growth
      Equity Income                                  MidCap                    SmallCap Value


The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.


SEPARATE ACCOUNT B
Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                                    DIVISION:                                   THE DIVISION INVESTS IN:
                                    ---------                                   ------------------------
            Asset Allocation                                               Asset Allocation Account
            Balanced                                                      Balanced Account
            Bond                                                          Bond Account
            Capital Value                                                 Capital Value Account
            Diversified International                                     Diversified International Account
            Equity Growth                                                 Equity Growth Account
            Equity Income                                                 Equity Income Account
            Government Securities                                         Government Securities Account
            Growth                                                        Growth Account
                                                                          International Emerging Markets
            International Emerging Markets                                Account
            International SmallCap                                        International SmallCap Account
            LargeCap Growth Equity                                        LargeCap Growth Equity Account
            LargeCap Stock Index                                          LargeCap Stock Index Account
            MidCap                                                        MidCap Account
            MidCap Growth                                                 MidCap Growth Account
            MidCap Value                                                  MidCap Value Account
            Money Market                                                  Money Market Account
            Real Estate Securities                                        Real Estate Securities Account
            SmallCap                                                      SmallCap Account
            SmallCap Growth                                               SmallCap Growth Account
            SmallCap Value                                                SmallCap Value Account



DISTRIBUTIONS, TRANSFERS, AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.

CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Contract for the periods ended December 31

                                                                                                                             NUMBER
                                                                                       ACCUMULATION UNIT VALUE                 OF
                                                                            ----------------------------------------------ACCUMULATI
                                                                             BEGINNING       END      PERCENTAGE OF CHANGE   END OF
                                                                             OF PERIOD    OF PERIOD    FROM PRIOR PERIOD   OUPERIODI
                                                                             ---------    ---------   --------------------    (IN
                                                                                                                           THOUSANDS
                                                                                                                            --------
 Asset Allocation Division
  2004

  2003                                                                         0.864     1.046               21.06               49
  2002                                                                         0.990          0.864         (12.73)               1
  2001/(1)/                                                                    1.000          0.990          (1.00)               1
 Balanced Division
  2004

  2003                                                                         1.455          1.722          18.35            5,850
  2002                                                                         1.683          1.455         (13.55)           6,811
  2001                                                                         1.817          1.683          (7.37)           8,130
  2000                                                                         1.822          1.817          (0.27)          12,915
  1999                                                                         1.787          1.822           1.96           16,370
  1998                                                                         1.604          1.787          11.41           14,770
  1997                                                                         1.366          1.604          17.42           10,617
  1996                                                                         1.212          1.366          12.71            7,467
  1995                                                                          .976          1.212          24.18            3,317
 Bond Division
  2004

  2003                                                                         1.817          1.892           4.13            4,194
  2002                                                                         1.670          1.817           8.80            5,048
  2001                                                                         1.551          1.670           7.67            5,065
  2000                                                                         1.440          1.551           7.71            6,222
  1999                                                                         1.484          1.440          (2.96)           7,415
  1998                                                                         1.384          1.484           7.23            6,013
  1997                                                                         1.257          1.384          10.10            4,009
  1996                                                                         1.232          1.257           2.03            2,612
  1995                                                                         1.012          1.232          21.74            1,208
 Capital Value Division
  2004

  2003                                                                         2.053          2.565          24.94            7,849
  2002                                                                         2.388          2.053         (14.03)           9,823
  2001                                                                         2.608          2.388          (8.44)          11,828
  2000                                                                         2.563          2.608           1.76           15,798
  1999                                                                         2.689          2.563          (4.69)          22,466
  1998                                                                         2.378          2.689          13.08           22,328
  1997                                                                         1.858          2.378          27.99           21,339
  1996                                                                         1.510          1.858          23.05           17,962
  1995                                                                         1.148          1.510          31.53           14,824
 Diversified International Division
  2004

  2003                                                                         1.199          1.581          31.83            4,372
  2002                                                                         1.435          1.199         (16.45)           5,395
  2001                                                                         1.903          1.435         (24.59)           6,977
  2000                                                                         2.085          1.903          (8.73)          10,573
  1999                                                                         1.663          2.085          25.38           10,814
  1998                                                                         1.518          1.663           9.55            9,442
  1997                                                                         1.358          1.518          11.78            7,684
  1996                                                                         1.090          1.358          24.59            4,298
  1995                                                                          .958          1.090          13.78            1,672
 Equity Growth Division
  2004

  2003                                                                         0.685          0.859          25.35               84
  2002                                                                         0.951          0.685         (27.97)              41
  2001/(1)/                                                                    1.000          0.951          (4.90)               1
 Equity Income Division
  2004

  2003                                                                         0.699          0.792          13.30               18
  2002                                                                         0.803          0.699         (12.95)               5
  2001/(1)/                                                                    1.000          0.803         (19.70)               0
 Government Securities Division
  2004

  2003                                                                         1.974          2.002           1.40            4,948
  2002                                                                         1.822          1.974           8.34            6,987
  2001                                                                         1.700          1.822           7.18            5,965
  2000                                                                         1.532          1.700          10.97            6,314
  1999                                                                         1.543          1.532          (0.71)           8,432
  1998                                                                         1.431          1.543           7.83            8,358
  1997                                                                         1.302          1.431           9.91            7,686
  1996                                                                         1.265          1.302           2.92            7,513
  1995                                                                         1.066          1.265          18.67            7,159
 Growth Division
  2004

  2003                                                                         1.166          1.469          25.95           10,006
  2002                                                                         1.651          1.166         (29.38)          11,578
  2001                                                                         2.223          1.651         (25.73)          14,820
  2000                                                                         2.488          2.223         (10.65)          20,921
  1999                                                                         2.145          2.488          15.99           20,774
  1998                                                                         1.775          2.145          20.85           16,370
  1997                                                                         1.404          1.775          26.42           11,441
  1996                                                                         1.253          1.404          12.05            6,802
  1995                                                                         1.001          1.253          25.17            2,860
 International Emerging Markets Division
  2004

  2003                                                                         0.885          1.385          56.49               32
  2002                                                                         0.962          0.885          (8.00)               1
  2001/(1)/                                                                    1.000          0.962          (3.80)               0
 International SmallCap Division
  2004

  2003                                                                         0.746          1.145          53.49               17
  2002                                                                         0.894          0.746         (16.55)               1
  2001/(1)/                                                                    1.000          0.894         (10.60)               0
 LargeCap Growth Equity Division
  2004

  2003                                                                         0.587          0.719          22.49               46
  2002                                                                         0.883          0.587         (33.52)               0
  2001/(1)/                                                                    1.000          0.883         (11.70)               0
 LargeCap Stock Index Division
  2004

  2003                                                                         0.727          0.929          27.79              239
  2002                                                                         0.941          0.727         (22.74)              80
  2001/(1)/                                                                    1.000          0.941          (5.90)              52
 MidCap Division
  2004

  2003                                                                         2.171          2.872          32.29            5,547
  2002                                                                         2.390          2.171          (9.16)           7,024
  2001                                                                         2.492          2.390          (4.09)           8,858
  2000                                                                         2.184          2.492          14.10           12,724
  1999                                                                         1.940          2.184          12.58           12,883
  1998                                                                         1.879          1.940           3.25           12,204
  1997                                                                         1.537          1.879          22.25            9,536
  1996                                                                         1.274          1.537          20.64            5,722
  1995                                                                          .991          1.274          28.56            1,896
 MidCap Growth Division
  2004

  2003                                                                         0.680          0.952          40.00               88
  2002                                                                         0.926          0.680         (26.57)               1
  2001/(1)/                                                                    1.000          0.926          (7.40)               0
 MidCap Value Division
  2004

  2003                                                                         0.885          1.203          35.93              173
  2002                                                                         0.987          0.885         (10.33)              40
  2001/(1)/                                                                    1.000          0.987          (1.30)               1
 Money Market Division
  2004

  2003                                                                         1.493          1.498           0.33            5,903
  2002                                                                         1.478          1.493           1.01            8,250
  2001                                                                         1.430          1.478           3.36            9,389
  2000                                                                         1.354          1.430           5.61           10,369
  1999                                                                         1.296          1.354           4.48           10,632
  1998                                                                         1.237          1.296           4.77            9,868
  1997                                                                         1.181          1.237           4.74            6,515
  1996                                                                         1.128          1.181           4.70            5,379
  1995                                                                         1.072          1.128           5.22            2,959
 Real Estate Securities Division
  2004

  2003                                                                         1.093          1.512          38.33              184
  2002                                                                         1.019          1.093           7.26               64
  2001/(1)/                                                                    1.000          1.019           1.90                4
 SmallCap Division
  2004

  2003                                                                         0.675          0.920          36.30               30
  2002                                                                         0.933          0.675         (27.65)               1
  2001/(1)/                                                                    1.000          0.933          (6.70)               1
 SmallCap Growth Division
  2004

  2003                                                                         0.430          0.624          45.12              125
  2002                                                                         0.798          0.430         (46.12)              33
  2001/(1)/                                                                    1.000          0.798         (20.20)               0
 SmallCap Value Division
  2004

  2003                                                                         0.875          1.312          49.94              121
  2002                                                                         0.964          0.875          (9.23)              36
  2001/(1)/                                                                    1.000          0.964          (3.60)              13

/ //(1)/ Commenced operations on June 29, 2001.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B, equal to the reserves and other liabilities arising under the contract, will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.


Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.


Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 2004, the funds it managed had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


You may allocate your net premium payments to certain divisions of the Separate Account and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.


THE UNDERLYING MUTUAL FUND


The underlying fund is a mutual fund registered under the Investment Company Act of 1940 as an open-end management investment company. It provides the investment vehicle for the Separate Account. A full description of the Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectus (which should be read carefully before investing) and the Statement of Additional Information. Additional copies of these documents are available from a sales representative or our home office. A brief description for each Account is given in Appendix A.


Each Division invests in shares of a corresponding Account of an underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially.

An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has Divisions that correspond to interests in the underlying mutual funds. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.


Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Owners of Benefits assume the risks of such change in values.


The Company is taxed as a life insurance company under the Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.


DEDUCTIONS UNDER THE CONTRACT


A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.


MORTALITY AND EXPENSE RISKS CHARGE
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and
(ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. At the discretion of the Contractholder these expenses may be paid all or in part by the Contractholder or the fees will be deducted from Investment Accounts which correlate to a Plan Participant. If deducted from Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. The expenses which the Contractholder pays, if applicable, include an application fee, transfer fee, contract administration expense, recordkeeping expense, location fee, a Flexible Income Option charge, documentation expense and in some cases a sales charge. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of these expenses or charges (except for the sales charge) in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify. These expenses are described below:

A. APPLICATION FEE

 A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.


B. CONTRACT ADMINISTRATION EXPENSE

 The Contractholder must also pay a contract administration expense. The contract administration expense is charged quarterly and is equal to one-fourth of the amount derived by adding $650 ($1,000 for custom or outside plans) to the amount calculated by multiplying the Quarter end Balance at the end of each Deposit Year Quarter by the Annual Expense percentage below. Quarter end Balance is the total of all Investment Accounts under the contract and other Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets") at the end of each Deposit Year Quarter.

                                OVER                                  BUT NOT OVER           THE ANNUAL EXPENSE IS:
                                ----                                  ------------           ----------------------
                            $         0                                $   262,500    $1,500 minimum
                                262,500                                  1,000,000     [.0020 x ending balance] + $225
                              1,000,000                                  5,000,000     [.0010 x ending balance] + $1,225
                              5,000,000                                 10,000,000     [.0005 x ending balance] + $3,725
                             10,000,000                                 30,000,000     [.0004 x ending balance] + $4,725

                             30,000,000                                               [.0003 x ending balance] + $7,725


     Example: Assume a $8,500,000 Quarter-end Balance for a standard plan. The quarterly contract administration charge is $2,156.25 derived as follows: [.0005 x $8,500,000] + $3,725 = $7,975 + $650 = $8,625 / 4 =
           $2,156.25.

 The contract administration expense is also charged if all Investment Accounts which correlate to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal. The amount attributable to such Investment Accounts is determined as described above but is pro-rated to the date of cancellation.


 The contract administration expense will be reduced by 10% if the Company has issued an Associated Contract to the Contractholder.


 The contract administration expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) Plan in a Flexible Investment Annuity ("FIA") Contract (and which meets our underwriting guidelines) will be calculated based on the quarter end value of the investment accounts under both contracts (plus $750 annually for general creditor non-qualified plans or $1,000 for creditor exempt plans) and the proportionate charge will be allocated to Plan Participants in each contract.


C. RECORDKEEPING EXPENSE

 The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                                                               ANNUAL EXPENSE (BENEFIT REPORT
                             PLAN PARTICIPANTS                                  SENT TO THE CONTRACTHOLDER)
                             -----------------                                 ------------------------------
                                   1-25                                     $2,250
                                   26-49                                    $34 per Plan Participant + $1,366
                                   50-99                                    $31 per Plan Participant + $1,516
                                  100-299                                   $28 per Plan Participant + $1,816
                                  300-499                                   $23 per Plan Participant + $3,316
                                 500 - 999                                  $19 per Plan Participant + $5,316
                               1,000 - 2,499                                $14 per Plan Participant + $10,316
                               2,500 - 4,999                                $12 per Plan Participant + $15,316
                              5,000 and over                                $10 per Plan Participant + $25,316


     Example: Assume 600 Plan Participants with Benefit Reports sent to the
           Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 =
           $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

 The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.


 If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.


 If the Company performs more (or less) than one 401(k)/401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).


 The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.


 A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number
 (1-800-633-1373).


 The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a FIA contract will be determined at the point in scale reached under the 401(k) plan.


 If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.


 If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.


 If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

            NUMBER OF PLAN PARTICIPANTS                       OUTSIDE ASSET
               WITH OUTSIDE ACCOUNTS                      ANNUAL RECORDKEEPING
                 DURING THE QUARTER                              EXPENSE
            ---------------------------                   --------------------
                        1-25                         $1,000 minimum
                       26-49                         $15.30 per member + $614.70
                       50-99                         $13.95 per member + $682.20
                      100-299                        $12.60 per member+ $817.20
                      300-499                        $10.35per member + $1,492.20
                      500-999                        $8.55 per member+ $2,392.20
                     1000-2499                       $6.30per member + $4,642.20
                     2500-4999                       $5.40 per member + $6,892.20
                   5000 and over                     $4.50 per member + $11,392.20

 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


 The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.


D. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.


E. FLEXIBLE INCOME OPTION CHARGE

 An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.


F. DOCUMENTATION EXPENSE

 The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


G. COMPENSATION TO SALES REPRESENTATIVE

 A charge will be paid by the Contractholder according to one of the following schedules:

                         SCHEDULE A
 -----------------------------------------------------------
 AMOUNT OF PLAN CONTRIBUTIONS         AMOUNT PAYABLE AS
     IN EACH DEPOSIT YEAR       PERCENT OF PLAN CONTRIBUTIONS
 ----------------------------  -------------------------------
  The first $5,000                          4.50%
  The next $5,000                           3.00
  The next $5,000                           1.70
  The next $35,000                          1.40
  The next $50,000                          0.90
  The next $400,000                         0.60
  Excess over $500,000                      0.25

                         SCHEDULE B
 -----------------------------------------------------------
 AMOUNT OF PLAN CONTRIBUTIONS        AMOUNT PAYABLE AS A
     IN EACH DEPOSIT YEAR       PERCENT OF PLAN CONTRIBUTIONS
 ----------------------------  -------------------------------
  The first $50,000                         3.00%
  The next $50,000                          2.00
  The next $400,000                         1.00
  The next $2,500,000                       0.50
  Excess over $3,000,000                    0.25

 The applicable sales charge will be determined by the Company. The sales charge described in Schedule B will apply for certain salary deferral Plans. The sales charge described in Schedule A will apply if the Plan is not a salary deferral Plan or if the Plan is a salary deferral Plan subject to reduced sales expenses. The Contractholder will be notified of the applicable sales charge prior to the issuance of the Contract. Contributions made by the Contractholder to the contract described in this prospectus, a Companion Contract or any Associated Contract will be combined for purposes of applying the above sales charge schedules.


 The Company will not charge a sales charge to Contractholders who acquire the contract either: (1) directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract; or (2) through registered representatives of the Principal Underwriter who are also Group Insurance Representative employees of the Company.


H. SPECIAL SERVICES

 If requested by the Contractholder, the Company may provide special services not provided as part of the contract administration and recordkeeping services. The Company will charge the Contractholder the cost of providing such services.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY


It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.


THE CONTRACT


The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS

   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.


 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by
   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals
   1.0003288. Deduct from this amount the mortality and expense risks charge of
   0.0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 701/2. See "Federal Tax Status."


   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.

     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.


   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).


     An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.


     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.


     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.


   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.


     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.


   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (a) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of
     1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

   Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:


   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.


   The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.


   An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.


   A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status."


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

   d. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.


   (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of a Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO A COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the contract administration expense and recordkeeping expense.


 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.


   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES

   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense and Contract Administration Charge; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the contract administration expense or recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.


   Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.


STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.

SERVICES AVAILABLE BY TELEPHONE



TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.



TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.



PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa, 50392-2080, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").


Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other
investment vehicles.   The Separate Account may also quote rankings, yields or
returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.


The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.


Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


 Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions under section 403(b) are limited by the rules and regulations of the Internal Revenue Service.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the

   Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS - (SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS)

   CONTRIBUTIONS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


   This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute and thereby defer the contribution from current income for tax purposes, the lesser of $8,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


   The amounts which are deferred may be used by the employer to purchase the contract offered by this Prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.


   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.

   Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are limited by the rules and regulations of the Internal Revenue Service.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.


   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.


   If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.

   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


   The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.


GENERAL INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Requiring a holding period of a minimum of thirty days before permitting transfers among the divisions where there is evidence of at least one round-trip transaction by the owner; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as it relates to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES
Your questions should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (515) 247-5711.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

Independent Auditors ....................................................3

Underwriting Commissions ................................................3

Calculation of Yield and Total Return ...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements ................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors ......................................... 70

 Consolidated Financial Statements ...................................... 71

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

APPENDIX A - SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The

                                     PART B






              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                                PREMIER VARIABLE


                     (A GROUP VARIABLE ANNUITY CONTRACT FOR


        EMPLOYER-SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED MAY 1, 2005


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2005.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                          Des Moines, Iowa 50392-2080
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                            Page


Independent Auditors ....................................................3

Underwriting Commissions................................................3

Calculation of Yield and Total Return...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors......................................... 70

 Consolidated Financial Statements...................................... 71

INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

                                     YEAR                                           PAID TO             RETAINED BY
                                     ----                                           -------             -----------
                                     2004                                        $ 21,344,906                -
                                     2003                                        $ 14,897,344                -
                                     2002                                         $18,879,680                -



CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

          OLD MUTUAL FUND NAME               NEW CORRESPONDING ACCOUNT NAME
          --------------------               ------------------------------
  Principal Aggressive Growth Fund,        Aggressive Growth Account
  Inc.
  Principal Asset Allocation Fund, Inc.    Asset Allocation Account
  Principal Balanced Fund, Inc.            Balanced Account
  Principal Bond Fund, Inc.                Bond Account
  Principal Capital Accumulation Fund,     Capital Value Account
  Inc.
  Principal Emerging Growth Fund, Inc.     MidCap Account
  Principal Government Securities Fund,    Government Securities Account
  Inc.
  Principal Growth Fund, Inc.              Growth Account
  Principal Money Market Fund, Inc.        Money Market Account
  Principal World Fund, Inc.               International Account



The Stock Index 500 Account changed its name to the LargeCap Stock Index Account on June 12, 2000.


The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


The Real Estate Account changed its name to Real Estate Securities Account and the Utilities Account changed its name to Equity Income Account effective March 1, 2004.


The International Account changed its name to Diversified International Account effective May 1, 2005.


Some of the Accounts (under their former names) were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2004, the 7-day annualized and effective yields were 1.34% and 1.33%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2004 are:

                            EFFECTIVE                                          SINCE
                               DATE         ONE YEAR    FIVE YEAR  TEN YEAR  INCEPTION
                            ---------       --------   ----------  --------  ---------
 Asset Allocation        June 1, 1994          8.04        2.01      8.06       7.63
 Balanced                December 18, 1987     9.59        0.70      6.82       8.12
 Bond                    December 18, 1987     4.63        6.58      6.94       7.60
 Capital Value           May 13, 1970         11.89        2.29      9.59      11.52
 Diversified
 International           May 2, 1994          20.53       -1.79      7.12       6.29
 Equity Growth           June 1, 1994          8.88       -6.03     11.17      10.77
 Equity Income           May 1, 1998          17.11       -0.26                 2.21
 Government Securities   April 9, 1987         3.13        6.14      6.84       7.21
 Growth                  May 2, 1994           8.92       -8.45      4.80       4.99
 International
 Emerging Markets        October 24, 2000     24.37                            11.91
 International
 SmallCap                May 1, 1998          29.65        2.64                10.67
 LargeCap Growth
 Equity                  October 24, 2000      2.73                           -17.23
 LargeCap Stock Index    May 3, 1999           9.93       -3.10                -1.31
 MidCap                  December 18, 1987    17.26        9.05     13.01      13.98
 MidCap Growth           May 1, 1998          11.35        0.38                 1.19
 MidCap Value            May 3, 1999          22.16       13.51                13.72
 Money Market            March 18, 1983        0.50        2.14      3.45       4.97
 Real Estate
 Securities              May 1, 1998          33.75       22.89                14.62
 SmallCap                May 1, 1998          19.32        1.10                 2.74
 SmallCap Growth         May 1, 1998           9.94      -12.98                -0.02
 SmallCap Value          May 1, 1998          22.57       16.84                12.78




                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.




                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2004 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B **:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2004.
                          Statement of Operations for the year ended
                            December 31, 2004.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2004, 2003 and 2002.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules**
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2004**
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**
                         Schedule IV - Reinsurance
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP**
                 (10b) Powers of Attorney (Filed 4/30/2004)
                 (11)  Financial Statement Schedules**
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134


 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 13.38% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 3, 2005.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 4.22% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Equity Income Fund, Inc. (f/k/a Principal Utilities Fund, Inc.) (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 24.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Fund, Inc. (a Maryland Corporation) 10.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.22% of shares outstanding of the Bond & Mortgage Securitites Fund,
               6.96% of shares outstanding of the Capital Preservation Fund, 0.02% of shares outstanding of the Governement Securities Fund,
               0.04%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.06% of shares outstanding of the High Quality Short-Term Bond Fund,
               99.99% of shares outstanding of the High Yield Fund, 98.72% of shares outstanding of the Inflation Protection Fund, 17.56% of shares outstanding of the International Emerging Markets Fund,
               16.31% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 0.02% of shares outstanding of the LargeCap Blend Fund I, 20.74% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 25.83% of shares outstanding of the LargeCap Value Fund, 0.03% of shares outstanding of the MidCap Blend Fund, 0.26% of shares outstanding of the MidCap Growth Fund, 0.03% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.31% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               34.92% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 44.17% of shares outstanding of the Partners LargeCap Value
               Fund I,
               72.85% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.06% of shares outstanding of the Partners MidCap Growth Fund, 0.04% of shares outstanding of the Partners MidCap Growth Fund I, 100.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.11% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               69.31% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.27% of shares outstanding of the Partners SmallCap Value Fund I,
               83.88% of shares outstanding of the Partners SmallCap Value Fund II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 16.36% of shares outstanding of the SmallCap Blend Fund, 0.14% of shares outstanding of the SmallCap Growth Fund, 0.01% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.16% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 3, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income (f/k/a Utilities), Equity Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 27.  Number of Contractowners - As of: December 31, 2004

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            41                    6
          Pension Builder Contracts                302                  183
          Personal Variable Contracts              277                   13
          Premier Variable Contracts               947                   39
          Flexible Variable Annuity Contract    57,009               57,009
          Freedom Variable Annuity Contract      1,939                1,939

Item 28.  Indemnification

               None


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,897,344
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of February, 2005.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         02/24/2005
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              02/24/2005
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        02/24/2005
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        02/24/2005
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        02/24/2005
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        02/24/2005
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        02/24/2005
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        02/24/2005
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        02/24/2005
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        02/24/2005
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        02/24/2005
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        02/24/2005
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        02/24/2005
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        02/24/2005
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        02/24/2005
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included